Income Taxes - Reconciliation of Effective Tax Rate and Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income taxes	¥ (828,087)		¥ (394,798)	¥ (127,216)
Income tax benefit computed at an applicable tax rate of 25%	(207,022)		(98,699)	(31,804)
Permanent differences	106,509		13,279	13,948
Effect of income tax rate differences in jurisdictions other than PRC	38,490
Effect of preferential tax rate	(554)		(26)	(28)
Change in valuation allowance	67,899		87,882	18,272
Income tax expenses net	¥ 5,322	$ 774	¥ 2,436	¥ 388